Retirement Plans - Accumulated Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Compensation And Retirement Disclosure [Abstract]
Accumulated benefit obligation	$ 293.3	$ 3.2
Fair value of plan assets	$ 235.8	$ 0.0